Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Balance, Net Book Value	$ 220,048
Depreciation	(5,305)	$ (3,002)
Balance, Net Book Value	383,934
Vessels [Member]
Balance, cost	196,784
Balance, Accumulated Depreciation	(16,149)
Balance, Net Book Value	180,635
— Transferred from advances for vessels acquisitions / under construction	38,744
— Advances paid	147,632
— Capitalized expenses	2,844
Depreciation	(5,305)
Balance, cost	386,004
Balance, Accumulated Depreciation	(21,454)
Balance, Net Book Value	$ 364,550